CASH FLOW INFORMATION - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 447	$ 408
Short-term investments (original maturity of three months or less)	19	4
Cash and cash equivalents	$ 466	$ 412	$ 515